Document and Entity Information	Mar. 27, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 27, 2023
Entity Registrant Name	ENTERPRISE 4.0 TECHNOLOGY ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40918
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	630 Ramona Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	619
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001870925
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	533 Airport Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ENTF
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	ENTFW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	ENTFU
Security Exchange Name	NASDAQ